Schedule of discontinued assets and liabilities (Details) - USD ($) $ in Thousands		3 Months Ended
	Mar. 27, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 5,005	$ 13,758	$ 7,307	$ 16,393
Trade and other receivables		1,994		1,261
Inventories		1,099		1,307
Prepaid expenses and other assets		1,259		1,588
Total current assets		9,393		11,500
Non-current assets
Restricted cash and cash equivalents		71		125
Property and equipment (note 6)		9,244		9,806
Total non-current assets		9,448		9,931
Total assets		18,841		21,431
Current liabilities
Accounts payable and accrued liabilities		(926)		(1,883)
Income taxes payable		(4)		(122)
Current portion of lease liabilities		(186)		(215)
Total current liabilities		(1,685)		(3,613)
Non-current liabilities
Deferred revenues (note 3)				(1,058)
Lease liabilities		(1,837)		(1,934)
Employee future benefits (note 8)				(10,984)
Total non-current liabilities		(1,837)		(13,976)
Total liabilities		(3,522)		(17,589)
Discontinued operations [member]
Current assets
Cash and cash equivalents	$ 30	30	621	$ 164	$ 353
Trade and other receivables	52
Inventories	53
Prepaid expenses and other assets	27
Total current assets	162
Non-current assets
Restricted cash and cash equivalents	52
Property and equipment (note 6)	44
Total non-current assets	96
Total assets	258
Current liabilities
Accounts payable and accrued liabilities	(267)
Provisions	(72)
Income taxes payable	(115)
Current portion of lease liabilities	(29)
Total current liabilities	(483)
Non-current liabilities
Deferred revenues (note 3)	(1,024)
Lease liabilities	(13)
Employee future benefits (note 8)	(10,639)
Total non-current liabilities	(11,676)
Total liabilities	(12,159)
Carrying amount of net liabilities deconsolidated	(11,900)
Carrying amount of net liabilities deconsolidated	607
Gain on deconsolidation	$ 11,293	$ 11,293